Corporate information (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended
	Feb. 06, 2025	Feb. 06, 2025	Mar. 31, 2025	Mar. 31, 2024
Number of shares issued [abstract]
Proceeds from issuing shares			$ 150,000	$ 0
Transaction costs from equity public offering			$ 9,142	$ 0
Ordinary Shares [member] | Public Offering [Member]
Number of shares issued [abstract]
Number of shares issued and sold (in shares)	10,000,000		10,000,000
Par value (in dollars per share)	$ 15	$ 15
Proceeds from issuing shares	$ 139,800	$ 139,800
Transaction costs from equity public offering	$ 10,200	$ 10,200